Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of disaggregated revenue by product and services
	Three Months Ended March 31,
	2021	2020
Product sales and rentals	$840	$2,792
Services	1,264	1,416
License, royalty and other	556	—
Net revenues	$2,660	$4,208

	Year Ended December 31,
	2020	2019
Product sales and rentals	$6,854	$15,357
Services	5,556	5,790
License, royalty and other	1,868	—
Net revenues	$14,278	$21,147

Schedule of deferred revenue from contract liabilities
	2021	2020
Balance at January 1	$12,449	$3,833
Deferral of revenue	1,042	1,127
Recognition of unearned revenue	(1,639)	(1,140)
Balance at March 31	$11,852	$3,820

	2020	2019
Balance at January 1	$3,833	$3,480
Deferral of revenue*	14,532	4,696
Recognition of unearned revenue	(5,916)	(4,343)
Balance at December 31,	$12,449	$3,833

*        2020 includes $9,505 received in advance of performing services under a license agreement. The majority of the remainder of the 2020 and all of the 2019 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts which are recognized as revenue under the contract as performance is completed.